INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Components of Consolidated Statement of Financial Position
Trade debtors	$ 154,931,523	$ 165,859,933
Trade debtors	1,266,738	2,506,834
Trade receivables
Components of Consolidated Statement of Financial Position
Allowance for credit notes to be issued	(1,069,633)	(711,663)
Deferred checks	10,023,473	8,574,786
Trade receivables	154,931,523	165,859,933
Trade debtors	1,266,738	2,506,834
Trade receivables | Gross carrying amount
Components of Consolidated Statement of Financial Position
Trade debtors	160,803,234	171,840,254
Trade debtors	1,098,778	2,123,463
Trade receivables | Accumulated Impairment
Components of Consolidated Statement of Financial Position
Trade debtors	(15,282,223)	(13,847,745)
Trade debtors	(48,196)	(275,718)
Shareholders and other related parties | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors		122
Trade debtors	45,665	249,579
Joint ventures and associates | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	456,672	4,179
Trade debtors	$ 170,491	$ 409,510